Long-Term Debt and Other Financial Liabilities, Collateral (Details) $ in Thousands	Jun. 30, 2022 USD ($) Vessel	Dec. 31, 2021 USD ($)
Senior Long-Term Debt [Abstract]
Net book value	$ 455,440	$ 426,467
Vessels Subject to Mortgages [Member]
Senior Long-Term Debt [Abstract]
Number of vessels serving as collateral | Vessel	12
Net book value	$ 288,464
Bareboat Chartered Vessels [Member]
Senior Long-Term Debt [Abstract]
Number of vessels serving as collateral | Vessel	6
Net book value	$ 166,556